UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4304

Exact name of registrant as specified in charter: Delaware Group Government Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 1, 2006



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Item 1.  Reports to Stockholders


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 FIXED INCOME                 MARCH 31, 2006
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                              DELAWARE AMERICAN
                              GOVERNMENT BOND FUND

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                              Get shareholder reports
                              and prospectuses online
                              instead of in the mail. Visit

                              www.delawareinvestments.com/edelivery.

                              --------------------------------------------------

                              This brochure accompanies a semiannual report for the information of Delaware American Government Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Government Bond Fund. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Delaware American Government Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Delaware American Government Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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DELAWARE INVESTMENTS(R)
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POWERED BY RESEARCH(R)        EXPERIENCE DELAWARE INVESTMENTS

                              OUR MISSION:

                              Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We strongly believe in our investment process, the consistent results we seek to deliver, and the value we can add for our clients.

                              OUR HISTORY:

                              Delaware Investments traces its roots to an investment advisory firm founded in 1929. We quickly learned how important consistent performance was to our clients, particularly in tough times, and continued to apply those lessons when we launched our first mutual fund in 1938. Delaware has managed money through 75 years of market cycles, and our dedication to consistent performance over the long term endures to this day.

                              OUR PRINCIPLES:

                              CLIENTS FIRST

                              We believe that placing clients' interests ahead of our own is always the right thing to do. We offer a focused lineup of products that is aligned with our core asset management competencies rather than with popular trends. Some of the largest pension plans, endowments and foundations have entrusted their investments to Delaware Investments. Our institutional heritage and expertise serve us well when crafting mutual funds and managed account portfolios for individual investors.

                              PASSION FOR PERFORMANCE

                              Our results-oriented culture puts investors first and begins with our passion for performance. We seek to deliver consistently superior returns over the long term, and to do it in every asset class. This means we look at three-year and five-year track records as starting points in seeking to deliver long-term outperformance.

                              PEOPLE WE'RE PROUD OF

                              We recognize that smart, accomplished people are a competitive advantage. Our research analysts add value to our investors' portfolios, just as our award-winning operations team adds value for shareholders. At Delaware Investments, we are more than just committed -- we are passionate about our mission. That culture of passion flows through everything we do.

                              POWERED BY RESEARCH

                              Whether it's credit research on a corporate bond or a company visit for a small-cap consumer growth name, our deep teams of sector experts eat, sleep and breathe fundamental research. We believe that fundamental research is the key to achieving consistently superior returns over the long term.

                              STRENGTH IN PARTNERSHIP

                              Delaware Investments is the financial engine of the Lincoln Financial Group(R) family. Like our parent company, we understand the power of partnerships in a knowledge-based industry. We collaborate with a wide variety of financial services organizations to provide the very best in investment products and services.

                              (C)2006 Delaware Distributors, L.P.

                              Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                       ii

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DEAR SHAREHOLDER:                                               February 7, 2006

In the six months ended January 31, 2006, investors received mixed signals about the direction of the U.S. economy, which during the period was absorbing the effects of hurricanes Rita and Katrina. Fixed income investors found themselves facing an unusual interest rate environment, as the shrinking difference between short-term and long-term interest rates produced a condition sometimes referred to by economists as a "flattening yield curve." This condition in the past has sometimes preceded a recession, although many economists have recently noted the limits of its predictive nature and voiced optimism about the economic outlook for 2006.

January 31 marked not only the close of the six-month period for your Fund, but the end of Alan Greenspan's term as acting Chairman of the U.S. Federal Reserve. New Chairman Ben Bernanke takes over at a time when the fed is deliberating about monetary policy and how much further to raise its short-term interest rate target in 2006.

The past six months have underscored an important lesson: No one can accurately and consistently predict the course of financial markets or the direction of interest rates, and attempts to do so are very often counterproductive. I encourage you to work with your financial advisor to consider building a portfolio that's diversified across the major investment asset classes --stocks, bonds, and short-term reserves -- keeping the allocations appropriate for your personal circumstances and risk tolerance. It is our belief at Delaware Investments that a long-term perspective is always healthy, and we remind you that fixed income investment vehicles may serve to balance investments in stocks, which are historically more volatile.

If you are interested in acquiring more information about creating a well-diversified investment plan, speak with your advisor. Visit our Web site, which includes more information about our funds and several interactive tools that you might find useful.

Thank you as always for entrusting your hard-earned dollars to Delaware Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                       iii

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DELAWARE INVESTMENTS(R)
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FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS IN THE DELAWARE INVESTMENTS(R) FAMILY OF FUNDS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT WWW.DELAWAREINVESTMENTS.COM, OR BY PHONE AT 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP
Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund
   (formerly Delaware Diversified Growth Fund)
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

VALUE-EQUITY GROUP
Delaware Dividend Income Fund
Delaware Large Cap Value Fund
Delaware REIT Fund
Delaware Small Cap Value Fund
Delaware Value Fund

CORE-EQUITY GROUP
Delaware Balanced Fund
Delaware Foundation Funds
   Delaware Aggressive Allocation Portfolio
      (formerly Delaware Growth Allocation Portfolio)
   Delaware Moderate Allocation Portfolio
      (formerly Delaware Balanced Allocation Portfolio)
   Delaware Conservative Allocation Portfolio
      (formerly Delaware Income Allocation Portfolio)
Delaware Small Cap Core Fund
   (formerly Delaware Small Cap Contrarian Fund)

INTERNATIONAL GROUP
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

FIXED INCOME GROUP
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Inflation Protected Bond Fund
Delaware Limited-Term Government Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

GROWING STRONG TOGETHER
Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

ROOTED IN HISTORY

o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments(R) history, and the past 10 years together.

o Delaware Investments is recognized as an integral part of Lincoln Financial Group's ability to offer a broad variety of high-quality financial solutions to investors.

o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

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Simplify your life.                                         [E:DELIVERY LOGO]
   MANAGE YOUR INVESTMENTS ONLINE !

Get Account Access, Delaware Investments'(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available.

You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments(R) accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software -- www.turbotax.com

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.

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                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                       iv

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FIXED INCOME                                      [DELAWARE INVESTMENTS(R) LOGO]

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Semiannual Report JANUARY 31, 2006
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                                   DELAWARE AMERICAN GOVERNMENT BOND FUND

[POWERED BY RESEARCH(R) LOGO]

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Table
   OF CONTENTS

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DISCLOSURE OF FUND EXPENSES                                                    1
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SECTOR ALLOCATION                                                              2
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FINANCIAL STATEMENTS:

   Statement of Net Assets                                                     3

   Statement of Operations                                                     6

   Statements of Changes in Net Assets                                         7

   Financial Highlights                                                        8

   Notes to Financial Statements                                              13

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ABOUT THE ORGANIZATION                                                        16
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Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

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Disclosure                     For the Period August 1, 2005 to January 31, 2006
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   OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 to January 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware American Government Bond Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                                Beginning     Ending                 Paid During
                                 Account     Account    Annualized      Period
                                  Value       Value       Expense     8/1/05 to
                                 8/1/05      1/31/06       Ratio       1/31/06*
--------------------------------------------------------------------------------
Actual Fund Return
Class A                        $ 1,000.00   $  999.70      1.05%       $  5.29
Class B                          1,000.00      996.10      1.75%          8.80
Class C                          1,000.00      996.10      1.75%          8.80
Class R                          1,000.00      998.60      1.25%          6.30
Institutional Class              1,000.00    1,001.20      0.75%          3.78
--------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                        $ 1,000.00   $1,019.91      1.05%       $  5.35
Class B                          1,000.00    1,016.38      1.75%          8.89
Class C                          1,000.00    1,016.38      1.75%          8.89
Class R                          1,000.00    1,018.90      1.25%          6.36
Institutional Class              1,000.00    1,021.42      0.75%          3.82
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Sector Allocation                                         As of January 31, 2006
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   DELAWARE AMERICAN GOVERNMENT BOND FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
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Agency Asset-Backed Securities                                          1.62%
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Agency Collateralized Mortgage Obligations                             18.29%
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Agency Mortgage-Backed Securities                                      19.38%
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Agency Obligations                                                     15.22%
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Commercial Mortgage-Backed Securities                                   4.28%
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Corporate Bonds                                                         1.66%
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Banking                                                                 1.27%
Energy                                                                  0.39%
--------------------------------------------------------------------------------
Municipal Bonds                                                         0.32%
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Non-Agency Asset-Backed Securities                                      1.64%
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Non-Agency Collateralized Mortgage Obligations                          8.17%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                              31.66%
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Repurchase Agreements                                                   6.23%
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Total Market Value of Securities                                      108.47%
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Liabilities Net of Receivables and Other Assets                        (8.47%)
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Total Net Assets                                                      100.00%
--------------------------------------------------------------------------------

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                                          Delaware American Government Bond Fund
Statement                                 January 31, 2006 (Unaudited)
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   OF NET ASSETS

                                                    Principal         Market
                                                     Amount           Value
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Agency Asset-Backed Securities - 1.62%
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   oSLMA Student Loan Trust
       Series 2004-1 A1 4.663% 1/26/15           $    1,642,941   $   1,643,860
       Series 2004-5 A2 4.653% 4/25/14                  551,381         551,672
                                                                  -------------
Total Agency Asset-Backed Securities
    (cost $2,194,959)                                                 2,195,532
                                                                  -------------

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Agency Collateralized Mortgage Obligations - 18.29%
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    Fannie Mae
       Series 1988-15 A 9.00% 6/25/18                     2,243           2,374
       Series 1996-46 ZA 7.50% 11/25/26                 279,082         295,584
       Series 2001-50 BA 7.00% 10/25/41                 353,099         364,121
       Series 2003-122 AJ 4.50% 2/25/28                 249,003         243,832
       Series 2005-110 MB 5.50% 9/25/35               1,470,000       1,476,611
    Fannie Mae Grantor Trust
       Series 2001-T8 A2 9.50% 7/25/41                  747,643         810,833
       Series 2001-T10 A1 7.00% 12/25/41                372,006         383,842
       Series 2002-T1 A2 7.00% 11/25/31                 205,631         212,299
    Fannie Mae Strip
       Series 35-2 12.00% 7/1/18                        124,077         144,563
       Series C-2 12.00% 5/1/09                         173,273         186,151
       Series D-2 11.00% 4/1/09                         115,039         120,582
       Series F-2 11.50% 5/1/09                          76,208          81,055
       Series H-2 11.50% 5/1/09                         124,315         131,590
       Series J-1 7.00% 11/1/10                           8,251           8,327
    Fannie Mae Whole Loan
       Series 2002-W1 2A 7.50% 2/25/42                  233,669         243,233
       Series 2004-W9 2A1 6.50% 2/25/44                 266,756         272,627
    Freddie Mac
       Series 2552 KB 4.25% 6/15/27                     604,852         599,475
       Series 2662 MA 4.50% 10/15/31                    424,034         416,177
       Series 3063 PC 5.00% 2/15/29                   1,065,000       1,047,945
  ~~Freddie Mac Structured
       Pass-Through Securities
       Series T-42 A5 7.50% 2/25/42                      79,487          83,006
       Series T-58 2A 6.50% 9/25/43                   1,497,302       1,530,684
    GNMA
       Series 2002-28 B 5.779% 7/16/24                4,000,000       4,089,646
       Series 2002-61 BA 4.648% 3/16/26               2,317,158       2,290,611
       Series 2003-43 B 4.374% 4/16/33                5,000,000       4,821,406
       Series 2003-78 B 5.11% 10/16/27                5,000,000       4,972,445
                                                                  -------------
Total Agency Collateralized Mortgage
    Obligations (cost $25,224,254)                                   24,829,019
                                                                  -------------

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Agency Mortgage-Backed Securities - 19.38%
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    Fannie Mae
       5.50% 1/1/13                                     552,965         555,730
       6.215% 6/1/08                                    630,992         640,851
       7.41% 4/1/10                                   4,819,786       5,221,938
       10.50% 6/1/30                                     36,370          41,109
   oFannie Mae ARM 5.07% 8/1/35                         460,002         452,252
    Fannie Mae Relocation
       15 yr 4.00% 9/1/20                               617,630         589,451
    Fannie Mae Relocation
       30 yr 5.00% 9/1/33 to 11/1/33                  1,824,523       1,782,332
    Fannie Mae S.F. 15 yr
       4.50% 11/1/19                                    590,822         575,313
       6.00% 6/1/17                                   1,114,505       1,139,581
       6.50% 6/1/16                                          40              41
       8.00% 10/1/16                                    551,345         585,804

                                                   Principal         Market
                                                     Amount           Value
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities (continued)
--------------------------------------------------------------------------------
    Fannie Mae S.F. 15 yr TBA
       4.50% 3/1/21                              $      195,000   $     189,150
       5.00% 2/1/20                                     455,000         449,455
    Fannie Mae S.F. 30 yr
       8.00% 2/1/30                                      66,590          71,168
       10.00% 7/1/20 to 2/1/25                          779,114         872,653
    Fannie Mae S.F. 30 yr TBA
       5.00% 2/1/36                                     360,000         347,850
       6.50% 2/2/36                                     440,000         451,138
    Freddie Mac 6.00% 1/1/17                            302,417         306,670
    Freddie Mac Relocation
       15 yr 3.50% 9/1/18 to 10/1/18                  2,896,755       2,698,508
    Freddie Mac Relocation
       30 yr 5.00% 9/1/33                             2,377,346       2,327,571
    Freddie Mac S.F. 20 yr 5.50% 9/1/24               1,235,431       1,233,887
    Freddie Mac S.F. 30 yr
       7.00% 11/1/33                                    146,996         152,601
       8.00% 5/1/11 to 5/1/31                           669,386         699,760
       8.50% 12/1/09                                     23,094          23,765
       9.00% 9/1/30                                     248,092         273,832
       10.00% 1/1/19                                     33,836          37,484
       11.50% 6/1/15 to 3/1/16                          216,049         243,032
    GNMA GPM
       11.00% 3/15/13                                    35,761          38,846
       12.00% 1/15/13                                     7,457           8,392
       12.25% 3/15/14                                    11,401          12,576
    GNMA S.F. 15 yr 6.50% 7/15/14                        90,944          93,843
    GNMA S.F. 30 yr
       6.00% 4/15/33                                    693,575         711,998
       7.00% 5/15/28                                    445,249         468,485
       7.50% 12/15/23 to 1/15/32                        556,200         587,823
       8.00% 5/15/30                                     40,585          43,502
       9.50% 9/15/17 to 3/15/23                         265,705         292,789
       10.00% 3/15/16 to 9/15/18                         37,010          41,231
       11.00% 12/15/09 to 9/15/15                       157,476         171,221
       11.50% 7/15/15                                     6,750           7,470
       12.00% 12/15/12 to 12/15/15                      465,373         519,589
       12.50% 5/15/10 to 1/15/16                         81,744          91,157
    GNMA II GPM
       10.75% 3/20/16 to 2/20/18                         29,539          31,970
       12.00% 1/20/14                                    22,577          25,498
    GNMA II S.F. 30 yr
       6.00% 11/20/28                                   242,894         248,587
       6.50% 2/20/30                                    364,264         378,493
       7.50% 9/20/30                                     68,026          71,109
       8.00% 6/20/30                                     33,651          35,902
       10.00% 11/20/15 to 6/20/21                        90,428         100,610
       10.50% 3/20/16 to 7/20/21                         92,932         104,174
       11.00% 5/20/15 to 7/20/19                         50,297          54,980
       12.00% 3/20/14 to 5/20/15                         36,236          41,237
       12.50% 10/20/13 to 7/20/15                       144,840         160,846
                                                                  -------------

Total Agency Mortgage-Backed Securities
    (cost $26,489,528)                                               26,305,254
                                                                  -------------

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Agency Obligations - 15.22%
--------------------------------------------------------------------------------
   ^Fannie Mae 5.320% 10/9/19                        19,525,000       9,388,655
   ^Financing Corporation Principal Strips
       CPN 1 4.413% 11/11/13                          2,150,000       1,470,387
       CPN 12 4.264% 6/6/12                          12,775,000       9,446,666
    Freddie Mac 4.75% 1/19/16                           355,000         351,022
                                                                  -------------
Total Agency Obligations (cost $21,178,510)                          20,656,730
                                                                  -------------

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                                          Delaware American Government Bond Fund
Statement
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 4.28%
--------------------------------------------------------------------------------
    Bank of America Commercial
       Mortgage Securities
       Series 2005-1 A3 4.877% 11/10/42             $   815,000   $     806,469
      oSeries 2005-2 A5 4.857% 7/10/43                  115,000         111,536
 ~~oCommercial Mortgage Pass-Through
       Certificates Series 2005-C6 A5A
       5.116% 6/10/44                                   170,000         168,070
    General Electric Capital Commercial
       Mortgage Series 2005-C2 A2
       4.706% 5/10/43                                   820,000         805,982
   oGeneral Electric Commercial Mortgage
       Series 2005-C4 A2 5.305% 11/10/45                565,000         567,831
    Greenwich Capital Commercial Funding
       Series 2005-GG3 A2 4.305% 8/10/42                145,000         140,897
       Series 2005-GG5 A2 5.117% 4/10/37              1,315,000       1,313,457
    LB-UBS Commercial Mortgage Trust
       Series 2005-C5 A2 4.885% 9/15/30                 550,000         544,353
       Series 2006-C1A A2 5.084% 2/15/31                155,000         154,564
    Merrill Lynch Mortgage Trust
      oSeries 2004-BPC1 A3 4.467% 10/12/41              235,000         226,182
       Series 2005-CIP1 A2 4.96% 7/12/38                540,000         535,107
      oSeries 2005-CIP1 B 5.101% 7/12/38                185,000         182,106
    Morgan Stanley Capital I
       Series 2005-HQ6 A2A 4.882% 8/13/42               255,000         252,272
                                                                  -------------
Total Commercial Mortgage-Backed
    Securities (cost $5,881,444)                                      5,808,826
                                                                  -------------

--------------------------------------------------------------------------------
Corporate Bonds - 1.66%
--------------------------------------------------------------------------------
Banking - 1.27%
    CitiFinancial 10.00% 5/15/09                      1,500,000       1,716,658
                                                                  -------------
                                                                      1,716,658
                                                                  -------------
Energy - 0.39%
    Apache Finance 7.00% 3/15/09                        500,000         535,351
                                                                  -------------
                                                                        535,351
                                                                  -------------
Total Corporate Bonds (cost $2,535,270)                               2,252,009
                                                                  -------------

--------------------------------------------------------------------------------
Municipal Bonds - 0.32%
--------------------------------------------------------------------------------
   oMassachusetts State Special Obligation
       Revenue Loan 3.747% 6/1/22 (FSA)                 400,000         437,412
                                                                  -------------
Total Municipal Bonds (cost $439,892)                                   437,412
                                                                  -------------

--------------------------------------------------------------------------------
Non-Agency Asset-Backed Securities - 1.64%
--------------------------------------------------------------------------------
   oCountrywide Asset-Backed Certificates
       Series 2005-12 2A2 4.898% 2/25/36                570,000         565,288
   #Falcon Franchise Loan Series 1999-1 A1
       144A 7.578% 6/5/09                               380,970         386,307
   oNovastar Home Equity Loan
       Series 2004-4 A2B 4.87% 3/25/35                  650,000         650,912
   oResidential Asset Mortgage Products
       Series 2004-RS12 AII2 4.76% 12/25/34             290,000         290,305
   oResidential Funding Mortgage Securities II
       Series 2005-HI2 A1 4.67% 5/25/35                 330,055         330,095
                                                                  -------------
Total Non-Agency Asset-Backed Securities
    (cost $2,227,593)                                                 2,222,907
                                                                  -------------

                                                    Principal         Market
                                                     Amount           Value
--------------------------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations - 8.17%
--------------------------------------------------------------------------------
   oAmerican Home Mortgage Investment Trust
       Series 2004-2 4A2 3.635% 2/25/44             $   141,413   $     141,112
    Bank of America Alternative Loan Trust
       Series 2003-10 2A1 6.00% 12/25/33              1,410,082       1,417,132
       Series 2004-11 1CB1 6.00% 12/25/34             1,022,798       1,026,599
       Series 2005-5 2CB1 6.00% 6/25/35                 277,500         276,441
   oBank of America Mortgage Securities
       Series 2005-F 2A3 4.731% 7/25/35                 625,937         615,901
   oBear Stearns Adjustable Rate Mortgage
       Trust Series 2005-7 1A2 4.75% 8/25/35            189,184         184,838
    Bear Stearns Asset Backed Securities
       Series 2005-AC8 A5 5.50% 11/25/35                515,586         510,967
    Countrywide Alternative Loan Trust
       Series 2006-2CB A3 5.50% 3/25/36                 390,000         390,780
    Credit Suisse First Boston Mortgage
       Securities Series 2003-29 5A1
       7.00% 12/25/33                                   255,881         260,199
    First Horizon Asset Securities
       Series 2003-5 1A17 8.00% 7/25/33                 240,843         253,561
   #GSMPS Mortgage Loan Trust 144A
       Series 1998-2 A 7.75% 5/19/27                    280,353         294,010
       Series 1999-3 A 8.00% 8/19/29                    598,576         632,220
       Series 2005-RP1 1A4 8.50% 1/25/35                686,033         738,590
    Lehman Mortgage Trust
       Series 2005-2 2A2 5.50% 12/25/35                 478,568         480,250
   #MASTR Reperforming Loan Trust
       Series 2005-1 1A5 144A 8.00% 8/25/34             417,846         442,306
   #MASTR Specialized Loan Trust
       Series 2005-2 A2 144A 5.15% 7/25/35              498,694         492,859
    Residential Asset Mortgage Products
       Series 2004-SL1 A3 7.00% 11/25/31                301,407         307,450
       Series 2004-SL4 A3 6.50% 7/25/32                 288,036         294,001
    Structured Asset Securities
      oSeries 2002-22H 1A 6.983% 11/25/32               713,890         726,029
       Series 2004-12H 1A 6.00% 5/25/34                 596,540         596,913
  ~~Washington Mutual Alternative Mortgage
       Pass-Through Certificates
       Series 2005-1 5A2 6.00% 3/25/35                  249,584         248,047
       Series 2005-1 6A2 6.50% 3/25/35                   57,970          58,469
   oWashington Mutual
       Series 2005-AR3 A1 4.65% 3/25/35                 705,779         694,127
                                                                  -------------
Total Non-Agency Collateralized Mortgage
    Obligations (cost $11,267,617)                                   11,082,801
                                                                  -------------

--------------------------------------------------------------------------------
U.S. Treasury Obligations - 31.66%
--------------------------------------------------------------------------------
    U.S. Treasury Bonds
       5.375% 2/15/31                                 4,510,000       4,966,286
       6.00% 2/15/26                                  2,850,000       3,308,562
    U.S. Treasury Inflation Index Notes
       0.875% 4/15/10                                   219,097         210,051
       1.875% 7/15/15                                   553,802         548,545
       2.00% 1/15/16 to 1/15/26                         712,026         712,080
       3.00% 7/15/12                                  7,365,243       7,844,853
    U.S. Treasury Notes
       3.75% 3/31/07                                  1,925,000       1,907,406
       3.875% 9/15/10                                   775,000         754,929
     ##4.125% 8/15/10                                 9,255,000       9,113,648
       4.375% 11/15/08 to 12/15/10                    1,385,000       1,378,629
       4.50% 11/15/15                                 6,245,000       6,232,560

--------------------------------------------------------------------------------
                                          Delaware American Government Bond Fund
Statement
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                 Principal         Market
                                                  Amount           Value
--------------------------------------------------------------------------------
U.S. Treasury Obligations (continued)
--------------------------------------------------------------------------------
   ^U.S. Treasury Strip 4.199% 11/15/13       $    8,535,000   $   5,989,120
                                                               -------------
Total U.S. Treasury Obligations
   (cost $42,255,555)                                             42,966,669
                                                               -------------

--------------------------------------------------------------------------------
Repurchase Agreements - 6.23%
--------------------------------------------------------------------------------
    With Cantor Fitzgerald 4.36% 2/1/06
       (dated 1/31/06, to be repurchased at
       $3,496,423, collateralized by
       $271,000 U.S. Treasury Bills due
       6/22/06, market value $266,280,
       $1,598,000 U.S. Treasury Notes 3.50%
       due 11/15/06, market value $1,596,230
       and $1,748,000 U.S. Treasury Notes
       3.625% due 7/15/09, market value
       $1,704,534)                                 3,496,000       3,496,000
    With BNP Paribas 4.37% 2/1/06
       (dated 1/31/06, to be repurchased at
       $4,954,601, collateralized by
       $2,331,000 U.S. Treasury Notes 2.00%
       due 5/15/06, market value $2,324,672,
       $1,093,000 U.S. Treasury Notes 2.375%
       due 8/15/06, market value $1,092,453
       and $1,652,000 U.S. Treasury Notes
       2.625% due 11/15/06, market value
       $1,637,289)                                 4,954,000       4,954,000
                                                               -------------
Total Repurchase Agreements
    (cost $8,450,000)                                              8,450,000
                                                               -------------
Total Market Value of Securities - 108.47%
    (cost $148,144,622)                                          147,207,159
Liabilities Net of Receivables and
    Other Assets - (8.47%)                                       (11,496,766)===
                                                               -------------
Net Assets Applicable to 18,096,719 Shares
    Outstanding - 100.00%                                      $ 135,710,393
                                                               =============
Net Asset Value - Delaware American
    Government Bond Fund Class A
    ($87,160,011 / 11,622,454 Shares)                          $        7.50
                                                               -------------
Net Asset Value - Delaware American
    Government Bond Fund Class B
    ($18,425,756 / 2,457,315 Shares)                           $        7.50
                                                               -------------
Net Asset Value - Delaware American
    Government Bond Fund Class C
    ($6,621,783 / 882,965 Shares)                              $        7.50
                                                               -------------
Net Asset Value - Delaware American
    Government Bond Fund Class R
    ($353,415 / 47,077 Shares)                                 $        7.51
                                                               -------------
Net Asset Value - Delaware American
    Government Bond Fund Institutional Class
    ($23,149,428 / 3,086,908 Shares)                           $        7.50
                                                               -------------
Components of Net Assets at January 31, 2006:
Shares of beneficial interest
    (unlimited authorization - no par)                         $ 156,033,172
Undistributed net investment income                                   28,615
Accumulated net realized loss on investments                     (19,442,344)
Net unrealized depreciation of investments                          (909,050)
                                                               -------------
Total net assets                                               $ 135,710,393
                                                               =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $2,986,292, which represented 2.20% of the Fund's net assets. See
      Note 9 in "Notes to Financial Statements."

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

=== Of this amount, $12,140,433 represents payable for securities purchased as of January 31, 2006.

##    Fully or partially pledged as collateral for financial futures contracts.

~~ Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:

ARM - Adjustable Rate Mortgage
CPN - Coupon
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

Net Asset Value and Offering Price per Share -
    Delaware American Government Bond Fund
Net asset value Class A (A)                                       $        7.50
Sales charge (4.50% of offering price) (B)                                 0.35
                                                                  -------------
Offering price                                                    $        7.85
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

The following futures contracts were outstanding at January 31, 2006:

Futures Contracts(1)

                                                                   Unrealized
Contracts               Notional       Notional     Expiration    Appreciation
to Sell                   Cost           Value         Date      (Depreciation)
-----------------     ------------   ------------   ----------   --------------
(34)
U.S. Treasury
5 year Notes          $ (3,623,967)  $ (3,594,969)    3/31/06    $       28,998

(1) U.S. Treasury
10 year Interest
Rate Swap                 (106,790)      (107,375)    3/13/06              (585)
                                                                 --------------
                                                                 $       28,413
                                                                 ==============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)   See Note 7 in "Notes to Financial Statements."

See accompanying notes

--------------------------------------------------------------------------------
                                   Delaware American Government Bond Fund
Statement                          Six Months Ended January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

Investment Income:
   Interest                                                                               $   3,293,367
                                                                                          -------------

Expenses:
   Management fees                                                      $      402,595
   Distribution expenses - Class A                                             139,053
   Distribution expenses - Class B                                             101,830
   Distribution expenses - Class C                                              36,329
   Distribution expenses - Class R                                                 518
   Dividend disbursing and transfer agent fees and expenses                    149,878
   Accounting and administration expenses                                       29,850
   Registration fees                                                            29,000
   Reports and statements to shareholders                                       26,639
   Legal and professional fees                                                  19,625
   Custodian fees                                                               12,098
   Pricing fees                                                                  3,382
   Trustees' fees                                                                3,298
   Insurance fees                                                                2,554
   Other                                                                         3,972          960,621
                                                                        --------------
   Less expenses absorbed or waived                                                            (130,792)
   Less waived distribution expenses - Class R                                                      (86)
   Less expense paid indirectly                                                                  (2,687)
                                                                                          -------------
   Total operating expenses                                                                     827,056
                                                                                          -------------
Net Investment Income                                                                         2,466,311
                                                                                          -------------
Net Realized and Unrealized Loss on Investments:
   Net realized loss on:
      Investments                                                                            (1,728,137)
      Futures contracts                                                                        (447,357)
      Swap agreements                                                                           (63,869)
                                                                                          -------------
   Net realized loss                                                                         (2,239,363)
   Net change in unrealized appreciation/depreciation of investments                           (457,716)
                                                                                          -------------
Net Realized and Unrealized Loss on Investments                                              (2,697,079)
                                                                                          -------------
Net Decrease in Net Assets Resulting from Operations                                      $    (230,768)
                                                                                          =============

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware American Government Bond Fund
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                                                 Six Months
                                                                                                    Ended         Year Ended
                                                                                                   1/31/06          7/31/05
                                                                                                 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                        $   2,466,311    $   5,321,870
   Net realized gain (loss) on investments                                                         (2,239,363)       3,154,824
   Net change in unrealized appreciation/depreciation of investments                                 (457,716)        (941,626)
                                                                                                -------------    -------------
   Net increase (decrease) in net assets resulting from operations                                   (230,768)       7,535,068
                                                                                                -------------    -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                      (2,036,424)      (4,481,736)
      Class B                                                                                        (376,752)        (907,449)
      Class C                                                                                        (134,516)        (280,118)
      Class R                                                                                          (3,497)          (3,658)
      Institutional Class                                                                            (614,666)      (1,249,511)
                                                                                                -------------    -------------
                                                                                                   (3,165,855)      (6,922,472)
                                                                                                -------------    -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                                       4,724,063       13,247,311
      Class B                                                                                         800,373        1,513,191
      Class C                                                                                       1,296,961        1,219,419
      Class R                                                                                         254,548           84,106
      Institutional Class                                                                           2,010,749        4,315,357

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                       1,545,943        3,334,037
      Class B                                                                                         294,419          670,864
      Class C                                                                                         112,134          244,525
      Class R                                                                                           3,351            3,615
      Institutional Class                                                                             608,153        1,233,007
                                                                                                -------------    -------------
                                                                                                   11,650,694       25,865,432
                                                                                                -------------    -------------
   Cost of shares repurchased:
      Class A                                                                                     (11,758,642)     (39,818,885)
      Class B                                                                                      (4,054,930)      (8,524,213)
      Class C                                                                                      (1,829,950)      (2,906,338)
      Class R                                                                                         (35,638)         (14,800)
      Institutional Class                                                                          (5,660,891)      (7,707,191)
                                                                                                -------------    -------------
                                                                                                  (23,340,051)     (58,971,427)
                                                                                                -------------    -------------
Decrease in net assets derived from capital share transactions                                    (11,689,357)     (33,105,995)
                                                                                                -------------    -------------
Net Decrease in Net Assets                                                                        (15,085,980)     (32,493,399)

Net Assets:
   Beginning of period                                                                            150,796,373      183,289,772
                                                                                                -------------    -------------
   End of period (including undistributed net investment income of $28,615 and $221,638,
     respectively)                                                                              $ 135,710,393    $ 150,796,373
                                                                                                =============    =============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                             Delaware American Government Bond Fund Class A
--------------------------------------------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                               Year Ended
                                                1/31/06(2)    7/31/05      7/31/04      7/31/03    7/31/02(1)     7/31/01
                                               (Unaudited)
Net asset value, beginning of period            $  7.670     $  7.660     $  7.700     $  7.750     $  7.590     $  7.170

Income (loss) from investment operations:
Net investment income                              0.131        0.263        0.211        0.249        0.339        0.433
Net realized and unrealized gain (loss) on
   investments                                    (0.133)       0.086        0.077        0.050        0.227        0.418
                                                --------     --------     --------     --------     --------     --------
Total from investment operations                  (0.002)       0.349        0.288        0.299        0.566        0.851
                                                --------     --------     --------     --------     --------     --------

Less dividends and distributions from:
Net investment income                             (0.168)      (0.339)      (0.302)      (0.349)      (0.406)      (0.431)
Return of capital                                     --           --       (0.026)          --           --           --
                                                --------     --------     --------     --------     --------     --------
Total dividends and distributions                 (0.168)      (0.339)      (0.328)      (0.349)      (0.406)      (0.431)
                                                --------     --------     --------     --------     --------     --------

Net asset value, end of period                  $  7.500     $  7.670     $  7.660     $  7.700     $  7.750     $  7.590
                                                ========     ========     ========     ========     ========     ========

Total return(3)                                    (0.03%)       4.60%        3.77%        3.85%        7.66%       12.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $ 87,160     $ 94,777     $117,567     $151,135     $141,771     $ 96,539
Ratio of expenses to average net assets             1.05%        1.08%        1.05%        1.05%        1.05%        1.61%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                  1.23%        1.18%        1.60%        1.69%        1.64%        1.61%
Ratio of net investment income to average
   net assets                                       3.45%        3.38%        3.02%        3.17%        4.43%        5.82%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.27%        3.28%        2.47%        2.53%        3.84%        5.82%
Portfolio turnover                                   272%         283%         303%         501%         316%         186%

(1) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                             Delaware American Government Bond Fund Class B
--------------------------------------------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                               Year Ended
                                                1/31/06(2)    7/31/05      7/31/04      7/31/03    7/31/02(1)     7/31/01
                                               (Unaudited)
Net asset value, beginning of period            $  7.670     $  7.660     $  7.700     $  7.750     $  7.590     $  7.170

Income (loss) from investment operations:
Net investment income                              0.104        0.208        0.161        0.194        0.283        0.380
Net realized and unrealized gain (loss) on
   investments                                    (0.133)       0.086        0.073        0.049        0.227        0.418
                                                --------     --------     --------     --------     --------     --------
Total from investment operations                  (0.029)       0.294        0.234        0.243        0.510        0.798
                                                --------     --------     --------     --------     --------     --------

Less dividends and distributions from:
Net investment income                             (0.141)      (0.284)      (0.252)      (0.293)      (0.350)      (0.378)
Return of capital                                     --           --       (0.022)          --           --           --
                                                --------     --------     --------     --------     --------     --------
Total dividends and distributions                 (0.141)      (0.284)      (0.274)      (0.293)      (0.350)      (0.378)
                                                --------     --------     --------     --------     --------     --------

Net asset value, end of period                  $  7.500     $  7.670     $  7.660     $  7.700     $  7.750     $  7.590
                                                ========     ========     ========     ========     ========     ========

Total return(3)                                    (0.39%)       3.87%        3.05%        3.12%        6.88%       11.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $ 18,426     $ 21,847     $ 28,087     $ 42,543     $ 46,486     $ 23,556
Ratio of expenses to average net assets             1.75%        1.78%        1.75%        1.75%        1.75%        2.31%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                  1.93%        1.88%        2.30%        2.39%        2.34%        2.31%
Ratio of net investment income to average
   net assets                                       2.75%        2.68%        2.32%        2.47%        3.73%        5.12%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     2.57%        2.58%        1.77%        1.83%        3.14%        5.12%
Portfolio turnover                                   272%         283%         303%         501%         316%         186%

(1) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                             Delaware American Government Bond Fund Class C
--------------------------------------------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                               Year Ended
                                                1/31/06(2)    7/31/05      7/31/04      7/31/03    7/31/02(1)     7/31/01
                                               (Unaudited)
Net asset value, beginning of period            $  7.670     $  7.660     $  7.700     $  7.750     $  7.590     $  7.170

Income (loss) from investment operations:
Net investment income                              0.104        0.208        0.161        0.193        0.281        0.380
Net realized and unrealized gain (loss) on
   investments                                    (0.133)       0.086        0.073        0.050        0.227        0.418
                                                --------     --------     --------     --------     --------     --------
Total from investment operations                  (0.029)       0.294        0.234        0.243        0.508        0.798
                                                --------     --------     --------     --------     --------     --------

Less dividends and distributions from:
Net investment income                             (0.141)      (0.284)      (0.252)      (0.293)      (0.348)      (0.378)
Return of capital                                     --           --       (0.022)          --           --           --
                                                --------     --------     --------     --------     --------     --------
Total dividends and distributions                 (0.141)      (0.284)      (0.274)      (0.293)      (0.348)      (0.378)
                                                --------     --------     --------     --------     --------     --------

Net asset value, end of period                  $  7.500     $  7.670     $  7.660     $  7.700     $  7.750     $  7.590
                                                ========     ========     ========     ========     ========     ========

Total return(3)                                    (0.39%)       3.87%        3.05%        3.12%        6.85%       11.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $  6,622     $  7,222     $  8,634     $ 10,641     $  8,728     $  4,145
Ratio of expenses to average net assets             1.75%        1.78%        1.75%        1.75%        1.75%        2.31%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                  1.93%        1.88%        2.30%        2.39%        2.34%        2.31%
Ratio of net investment income to average
   net assets                                       2.75%        2.68%        2.32%        2.47%        3.73%        5.12%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     2.57%        2.58%        1.77%        1.83%        3.14%        5.12%
Portfolio turnover                                   272%         283%         303%         501%         316%         186%

(1) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------
                                                 Delaware American Government Bond Fund Class R
-------------------------------------------------------------------------------------------------
                                                Six Months                             6/2/03(1)
                                                  Ended            Year Ended             to
                                                1/31/06(2)    7/31/05      7/31/04      7/31/03
                                               (Unaudited)
Net asset value, beginning of period            $  7.680     $  7.660     $  7.700     $  8.040

Income (loss) from investment operations:
Net investment income                              0.123        0.239        0.187        0.051
Net realized and unrealized gain (loss) on
   investments                                    (0.133)       0.096        0.075       (0.355)
                                                --------     --------     --------     --------
Total from investment operations                  (0.010)       0.335        0.262       (0.304)
                                                --------     --------     --------     --------

Less dividends and distributions from:
Net investment income                             (0.160)      (0.315)      (0.278)      (0.036)
Return of capital                                     --           --       (0.024)          --
                                                --------     --------     --------     --------
Total dividends and distributions                 (0.160)      (0.315)      (0.302)      (0.036)
                                                --------     --------     --------     --------

Net asset value, end of period                  $  7.510     $  7.680     $  7.660     $  7.700
                                                ========     ========     ========     ========

Total return(3)                                    (0.14%)       4.41%        3.43%       (3.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $    353     $    136     $     63     $     --
Ratio of expenses to average net assets             1.25%        1.38%        1.35%        1.35%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                  1.53%        1.48%        1.90%        2.35%
Ratio of net investment income to average
   net assets                                       3.25%        3.08%        2.72%        2.07%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     2.97%        2.98%        2.17%        1.07%
Portfolio turnover                                   272%         283%         303%         501%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                       Delaware American Government Bond Fund Institutional Class
--------------------------------------------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                               Year Ended
                                                1/31/06(2)    7/31/05      7/31/04      7/31/03    7/31/02(1)     7/31/01
                                               (Unaudited)
Net asset value, beginning of period            $  7.670     $  7.660     $  7.700     $  7.750     $  7.590     $  7.170

Income (loss) from investment operations:
Net investment income                              0.142        0.286        0.233        0.272        0.361        0.454
Net realized and unrealized gain (loss) on
   investments                                    (0.133)       0.086        0.079        0.050        0.228        0.418
                                                --------     --------     --------     --------     --------     --------
Total from investment operations                   0.009        0.372        0.312        0.322        0.589        0.872
                                                --------     --------     --------     --------     --------     --------

Less dividends and distributions from:
Net investment income                             (0.179)      (0.362)      (0.324)      (0.372)      (0.429)      (0.452)
Return of capital                                     --           --       (0.028)          --           --           --
                                                --------     --------     --------     --------     --------     --------
Total dividends and distributions                 (0.179)      (0.362)      (0.352)      (0.372)      (0.429)      (0.452)
                                                --------     --------     --------     --------     --------     --------

Net asset value, end of period                  $  7.500     $  7.670     $  7.660     $  7.700     $  7.750     $  7.590
                                                ========     ========     ========     ========     ========     ========

Total return(3)                                     0.12%        4.91%        4.08%        4.15%        7.99%       12.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $ 23,149     $ 26,814     $ 28,939     $ 43,006     $ 41,225     $ 33,337
Ratio of expenses to average net assets             0.75%        0.78%        0.75%        0.75%        0.75%        1.31%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                  0.93%        0.88%        1.30%        1.39%        1.34%        1.31%
Ratio of net investment income to average
   net assets                                       3.75%        3.68%        3.32%        3.47%        4.73%        6.12%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.57%        3.58%        2.77%        2.83%        4.14%        6.12%
Portfolio turnover                                   272%         283%         303%         501%         316%         186%

(1) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware American Government Bond Fund
Notes                                     January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Delaware Group Government Fund (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware American Government Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware American Government Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e. g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through November 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through November 30, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

--------------------------------------------------------------------------------
Notes                                     Delaware American Government Bond Fund
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At January 31, 2006, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC                             $ 39,315
   Dividend disbursing, transfer agent, accounting
      and administration fees and other expenses
      payable to DSC                                                      29,138
   Other expenses payable to DMC and affiliates*                           5,260
   Distribution fee payable to DDLP                                       89,509

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended January 31, 2006, the Fund was charged $5,195 for internal legal services provided by DMC.

For the six months ended January 31, 2006, DDLP earned $3,854 for commissions on sales of the Fund's Class A shares. For the six months ended January 31, 2006, DDLP received gross contingent deferred sales charge commissions of $23,786 and $844 on redemption of the Fund's Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. Class A shares received no gross contingent deferred sales charge commissions during the period.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2006, the Fund made purchases of $78,006,069 and sales of $82,687,476 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2006, the Fund made purchases of $122,583,166 and sales of $126,757,554 of long-term U.S. government securities.

At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristic cannot be determined until fiscal year end. At January 31, 2006, the cost of investments was $149,632,659. At January 31, 2006, the net unrealized depreciation was $2,425,497 of which $363,483 related to unrealized appreciation of investments and $2,788,980 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2006 and year ended July 31, 2005 was as follows:

                                                     Six Months          Year
                                                       Ended            Ended
                                                      1/31/06*         7/31/05
                                                    -----------      -----------
   Ordinary income                                  $ 3,165,855      $ 6,922,472

* Tax information for the six months ended January 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2006, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                                 $  156,033,172
   Undistributed ordinary income                                         28,615
   Capital loss carryforwards                                       (17,029,377)
   Post-October losses                                                 (896,520)
   Unrealized depreciation of investments                            (2,425,497)
                                                                 --------------
   Net assets                                                    $  135,710,393
                                                                 ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to market of futures contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investments and currency transactions from November 1, 2005 through January 31, 2006 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

   Undistributed net investment income                               $  506,521
   Accumulated net realized gain (loss)                                (506,521)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at July 31, 2005 will expire as follows: $3,195,086 expires in 2007; $6,907,431 expires in 2008; $1,219,236 expires in 2009; $2,497,064 expires in
2012, and $1,839,322 expires in 2013.

For the six months ended January 31, 2006, the Fund had capital losses of $1,371,238 which may increase the capital loss carryforwards.

--------------------------------------------------------------------------------
                                          Delaware American Government Bond Fund
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:

                                                    Six Months          Year
                                                      Ended             Ended
                                                     1/31/06           7/31/05

Shares sold:
   Class A                                             620,754        1,710,037
   Class B                                             104,937          195,457
   Class C                                             169,063          157,520
   Class R                                              33,689           10,817
   Institutional Class                                 265,146          558,128

Shares issued upon reinvestment of dividends
   and distributions:
   Class A                                             203,419          430,340
   Class B                                              38,735           86,590
   Class C                                              14,748           31,555
   Class R                                                 441              466
   Institutional Class                                  80,014          159,136
                                                    ----------       ----------
                                                     1,530,946        3,340,046
                                                    ----------       ----------
Shares repurchased:
   Class A                                          (1,553,604)      (5,140,021)
   Class B                                            (533,878)      (1,102,040)
   Class C                                            (242,058)        (375,256)
   Class R                                              (4,711)          (1,915)
   Institutional Class                                (752,995)      (1,001,450)
                                                    ----------       ----------
                                                    (3,087,246)      (7,620,682)
                                                    ----------       ----------
Net decrease                                        (1,556,300)      (4,280,636)
                                                    ==========       ==========

For the six months ended January 31, 2006 and year ended July 31, 2005, 90,272 Class B shares were converted to 90,272 Class A shares valued at $687,258 and 134,156 Class B shares were converted to 134,156 Class A shares valued at $1,037,538, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2006, or at any time during the period.

7. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. Swap Agreements

During the six months ended January 31, 2006, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

The Fund had no swap agreements outstanding at January 31, 2006.

9. Credit and Market Risk

The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S. government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware American Government Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Government Bond Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(267)                                                         Printed in the USA
SA-023 [1/06] CGI 3/06                                     SEMI-0602 AGB PO10838

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

[GRAPHIC]

---------------------------
FIXED INCOME                  MARCH 31, 2006
--------------------------------------------------------------------------------

                              DELAWARE INFLATION
                              PROTECTED BOND FUND

                              --------------------------------------------------

                              Get shareholder reports
                              and prospectuses online
                              instead of in the mail. Visit

                              www.delawareinvestments.com/edelivery.

                              --------------------------------------------------

                              This brochure accompanies a semiannual report for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Delaware Inflation Protected Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Delaware Inflation Protected Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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--------------------------------------------------------------------------------

[GRAPHIC]

DELAWARE INVESTMENTS(R)

--------------------------------------------------------------------------------

POWERED BY RESEARCH(R)        EXPERIENCE DELAWARE INVESTMENTS

                              OUR MISSION:

                              Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We strongly believe in our investment process, the consistent results we seek to deliver, and the value we can add for our clients.

                              OUR HISTORY:

                              Delaware Investments traces its roots to an investment advisory firm founded in 1929. We quickly learned how important consistent performance was to our clients, particularly in tough times, and continued to apply those lessons when we launched our first mutual fund in 1938. Delaware has managed money through 75 years of market cycles, and our dedication to consistent performance over the long term endures to this day.

                              OUR PRINCIPLES:

                              CLIENTS FIRST

                              We believe that placing clients' interests ahead of our own is always the right thing to do. We offer a focused lineup of products that is aligned with our core asset management competencies rather than with popular trends. Some of the largest pension plans, endowments and foundations have entrusted their investments to Delaware Investments. Our institutional heritage and expertise serve us well when crafting mutual funds and managed account portfolios for individual investors.

                              PASSION FOR PERFORMANCE

                              Our results-oriented culture puts investors first and begins with our passion for performance. We seek to deliver consistently superior returns over the long term, and to do it in every asset class. This means we look at three-year and five-year track records as starting points in seeking to deliver long-term outperformance.

                              PEOPLE WE'RE PROUD OF

                              We recognize that smart, accomplished people are a competitive advantage. Our research analysts add value to our investors' portfolios, just as our award-winning operations team adds value for shareholders. At Delaware Investments, we are more than just committed -- we are passionate about our mission. That culture of passion flows through everything we do.

                              POWERED BY RESEARCH

                              Whether it's credit research on a corporate bond or a company visit for a small-cap consumer growth name, our deep teams of sector experts eat, sleep and breathe fundamental research. We believe that fundamental research is the key to achieving consistently superior returns over the long term.

                              STRENGTH IN PARTNERSHIP

                              Delaware Investments is the financial engine of the Lincoln Financial Group(R) family. Like our parent company, we understand the power of partnerships in a knowledge-based industry. We collaborate with a wide variety of financial services organizations to provide the very best in investment products and services.

                              (C)2006 Delaware Distributors, L.P.

                              Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

                              Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:                                               February 7, 2006

In the six months ended January 31, 2006, investors received mixed signals about the direction of the U.S. economy, which during the period was absorbing the effects of hurricanes Rita and Katrina. Fixed income investors found themselves facing an unusual interest rate environment, as the shrinking difference between short-term and long-term interest rates produced a condition sometimes referred to by economists as a "flattening yield curve." This condition in the past has sometimes preceded a recession, although many economists have recently noted the limits of its predictive nature and voiced optimism about the economic outlook for 2006.

January 31 marked not only the close of the six-month period for your Fund, but the end of Alan Greenspan's term as acting Chairman of the U.S. Federal Reserve. New Chairman Ben Bernanke takes over at a time when the fed is deliberating about monetary policy and how much further to raise its short-term interest rate target in 2006.

The past six months have underscored an important lesson: No one can accurately and consistently predict the course of financial markets or the direction of interest rates, and attempts to do so are very often counterproductive. I encourage you to work with your financial advisor to consider building a portfolio that's diversified across the major investment asset classes -- stocks, bonds, and short-term reserves -- keeping the allocations appropriate for your personal circumstances and risk tolerance. It is our belief at Delaware Investments that a long-term perspective is always healthy, and we remind you that fixed income investment vehicles may serve to balance investments in stocks, which are historically more volatile.

If you are interested in acquiring more information about creating a well-diversified investment plan, speak with your advisor. Visit our Web site, which includes more information about our funds and several interactive tools that you might find useful.

Thank you as always for entrusting your hard-earned dollars to Delaware Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAWARE INVESTMENTS(R)
--------------------------------------------------------------------------------
FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS IN THE DELAWARE INVESTMENTS(R) FAMILY OF FUNDS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT WWW.DELAWAREINVESTMENTS.COM, OR BY PHONE AT 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund (formerly Delaware Diversified Growth Fund) Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

VALUE-EQUITY GROUP

Delaware Dividend Income Fund
Delaware Large Cap Value Fund
Delaware REIT Fund
Delaware Small Cap Value Fund
Delaware Value Fund

CORE-EQUITY GROUP

Delaware Balanced Fund
Delaware Foundation Funds
   Delaware Aggressive Allocation Portfolio (formerly Delaware Growth Allocation
      Portfolio)
   Delaware Moderate Allocation Portfolio (formerly Delaware Balanced Allocation
      Portfolio)
   Delaware Conservative Allocation Portfolio (formerly Delaware Income
      Allocation Portfolio)
Delaware Small Cap Core Fund (formerly Delaware Small Cap Contrarian Fund)

INTERNATIONAL GROUP

Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

FIXED INCOME GROUP

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Inflation Protected Bond Fund
Delaware Limited-Term Government Fund

MONEY MARKET

Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

MUNICIPAL (NATIONAL TAX-EXEMPT)

Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

MUNICIPAL (STATE-SPECIFIC TAX-EXEMPT)

Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

GROWING STRONG TOGETHER

Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

ROOTED IN HISTORY

o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments(R) history, and the past 10 years together.

o Delaware Investments is recognized as an integral part of Lincoln Financial Group's ability to offer a broad variety of high-quality financial solutions to investors.

o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

--------------------------------------------------------------------------------

Simplify your life.
   MANAGE YOUR INVESTMENTS ONLINE!

                                                               [E:DELIVERY LOGO]

Get Account Access, Delaware Investments'(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments(R) accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software -- www.turbotax.com.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.

--------------------------------------------------------------------------------

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report JANUARY 31, 2006
--------------------------------------------------------------------------------
                                   DELAWARE INFLATION PROTECTED BOND FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATION                                        2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                               3

   Statement of Operations                               5

   Statements of Changes in Net Assets                   6

   Financial Highlights                                  7

   Notes to Financial Statements                         9

------------------------------------------------------------
ABOUT THE ORGANIZATION                                  12
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                     For the Period August 1, 2005 to January 31, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 to January 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Inflation Protected Bond Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value       Expense     8/1/05 to
                                                       8/1/05       1/31/06       Ratio      1/31/06*
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,020.80      0.75%       $ 3.82
Class B                                                1,000.00     1,016.30      1.50%         7.62
Class C                                                1,000.00     1,016.40      1.50%         7.62
Institutional Class                                    1,000.00     1,021.70      0.50%         2.55
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,021.42      0.75%       $ 3.82
Class B                                                1,000.00     1,017.64      1.50%         7.63
Class C                                                1,000.00     1,017.64      1.50%         7.63
Institutional Class                                    1,000.00     1,022.68      0.50%         2.55
-------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
Sector Allocation                                         As of January 31, 2006
--------------------------------------------------------------------------------
   DELAWARE INFLATION PROTECTED BOND FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                   Percentage
Sector/Country                                    of Net Assets
---------------------------------------------------------------
Agency Asset-Backed Securities                        0.12%
---------------------------------------------------------------
Agency Collateralized Mortgage Obligations            0.50%
---------------------------------------------------------------
Agency Mortgage-Backed Securities                     0.04%
---------------------------------------------------------------
Commercial Mortgage-Backed Securities                 0.00%
---------------------------------------------------------------
Corporate Bonds                                       3.25%
---------------------------------------------------------------
Basic Industries                                      0.35%

Brokerage                                             0.27%

Communications                                        0.76%

Consumer Cyclical                                     0.65%

Consumer Non-Cyclical                                 0.45%

Energy                                                0.15%

Financials                                            0.23%

Insurance                                             0.14%

Utilities                                             0.25%
---------------------------------------------------------------
Municipal Bonds                                       0.90%
---------------------------------------------------------------
Non-Agency Asset-Backed Securities                    0.03%
---------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations        0.78%
---------------------------------------------------------------
Sovereign Debt                                        2.46%
---------------------------------------------------------------
Austria                                               0.11%

Brazil                                                0.87%

France                                                1.22%

United Kingdom                                        0.26%
---------------------------------------------------------------
U.S. Treasury Obligations                            95.38%
---------------------------------------------------------------
Total Market Value of Securities                    103.46%
---------------------------------------------------------------
Liabilities Net of Receivables and Other Assets      (3.46%)
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Delaware Inflation Protected Bond Fund
Statement                                 January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                    Principal         Market
                                                     Amount-      Value (U.S.$)
--------------------------------------------------------------------------------
Agency Asset-Backed Securities - 0.12%
--------------------------------------------------------------------------------
   Fannie Mae Whole Loan
      Series 2001-W2 AS5
      6.473% 10/25/31                         USD        21,603   $      21,532
                                                                  -------------
Total Agency Asset-Backed Securities
   (cost $21,552)                                                        21,532
                                                                  -------------

--------------------------------------------------------------------------------
Agency Collateralized Mortgage Obligations - 0.50%
--------------------------------------------------------------------------------
   Fannie Mae Whole Loan
      Series 2003-W19 1A3
      4.783% 11/25/33                                    65,776          65,447
   GNMA Series 2002-20 VD
      6.00% 4/20/19                                      25,000          25,181
                                                                  -------------
Total Agency Collateralized Mortgage
   Obligations (cost $91,092)                                            90,628
                                                                  -------------

--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 0.04%
--------------------------------------------------------------------------------
   Freddie Mac S.F. 30 yr 8.00% 5/1/31                    6,929           7,412
                                                                  -------------
Total Agency Mortgage-Backed
   Securities (cost $7,484)                                               7,412
                                                                  -------------

--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 0.00%
--------------------------------------------------------------------------------
   Asset Securitization Series 1995-MD4 A1
      7.10% 8/13/29                                         529             537
                                                                  -------------
Total Commercial Mortgage-Backed
   Securities (cost $542)                                                   537
                                                                  -------------

--------------------------------------------------------------------------------
Corporate Bonds - 3.25%
--------------------------------------------------------------------------------
Basic Industries - 0.35%
   Norske Skog Canada 8.625% 6/15/11                     55,000          53,075
   Stone Container 9.25% 2/1/08                          10,000          10,325
                                                                  -------------
                                                                         63,400
                                                                  -------------
Brokerage - 0.27%
  oMerrill Lynch 5.10% 3/12/07                           50,000          49,550
                                                                  -------------
                                                                         49,550
                                                                  -------------
Communications - 0.76%
   Alaska Communications Systems
      9.875% 8/15/11                                     20,000          21,950
   CSC Holdings 10.50% 5/15/16                           20,000          21,375
   Insight Midwest 10.50% 11/1/10                        90,000          95,287
                                                                  -------------
                                                                        138,612
                                                                  -------------
Consumer Cyclical - 0.65%
   Autonation 9.00% 8/1/08                               15,000          16,181
   Ford Motor Credit 6.625% 6/16/08                      65,000          61,197
  oGeneral Motors Acceptance Corporation
      5.55% 7/16/07                                       5,000           4,821
   Hilton Hotels 7.625% 5/15/08                          15,000          15,674
   MGM MIRAGE 9.75% 6/1/07                               20,000          21,100
                                                                  -------------
                                                                        118,973
                                                                  -------------
Consumer Non-Cyclical - 0.45%
   Biovail 7.875% 4/1/10                                 80,000          83,100
                                                                  -------------
                                                                         83,100
                                                                  -------------
Energy - 0.15%
  oSecunda International 12.60% 9/1/12                   25,000          26,625
                                                                  -------------
                                                                         26,625
                                                                  -------------

                                                    Principal         Market
                                                     Amount-      Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Financials - 0.23%
   Labranche & Company
      9.50% 5/15/09                           USD        40,000   $      42,800
                                                                  -------------
                                                                         42,800
                                                                  -------------
Insurance - 0.14%
   Marsh & McLennan 5.375% 3/15/07                       25,000          24,995
                                                                  -------------
                                                                         24,995
                                                                  -------------
Utilities - 0.25%
   NRG Energy 7.375% 2/1/16                              45,000          46,013
                                                                  -------------
                                                                         46,013
                                                                  -------------
Total Corporate Bonds (cost $598,856)                                   594,068
                                                                  -------------

--------------------------------------------------------------------------------
Municipal Bonds - 0.90%
--------------------------------------------------------------------------------
  oMassachusetts State Special Obligation
      Revenue Loan 3.747% 6/1/22 (FSA)                  150,000         164,030
                                                                  -------------
Total Municipal Bonds (cost $164,683)                                   164,030
                                                                  -------------

--------------------------------------------------------------------------------
Non-Agency Asset-Backed Securities - 0.03%
--------------------------------------------------------------------------------
   MBNA Master Credit Card Trust USA
      Series 1999-D B 6.50% 11/17/08                      2,000           2,010
  oMorgan Stanley ABS Capital I
      Series 2004-HE4 A3 4.73% 5/25/34                    3,321           3,321
                                                                  -------------
Total Non-Agency Asset-Backed Securities
   (cost $5,373)                                                          5,331
                                                                  -------------

--------------------------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations - 0.78%
--------------------------------------------------------------------------------
  oBank of America Mortgage Securities
      Series 2002-K 2A1 5.478% 10/20/32                  82,372          82,412
  oWashington Mutual
      Series 2003-AR7 A5 3.066% 8/25/33                  25,000          24,523
      Series 2004-AR4 A1 1.873% 6/25/34                  36,356          36,082
                                                                  -------------
Total Non-Agency Collateralized Mortgage
   Obligations (cost $142,501)                                          143,017
                                                                  -------------

--------------------------------------------------------------------------------
Sovereign Debt - 2.46%
--------------------------------------------------------------------------------
Austria - 0.11%
   Republic of Austria 9.00% 9/15/06          ISK     1,300,000          20,734
                                                                  -------------
                                                                         20,734
                                                                  -------------
Brazil - 0.87%
   Federal Republic of Brazil
      9.56% 8/15/10                           BRL       393,960         158,100
                                                                  -------------
                                                                        158,100
                                                                  -------------
France - 1.22%
   Government of France
      1.60% 7/25/11                           EUR       132,401         164,459
      3.00% 7/25/09                           EUR        44,645          57,789
                                                                  -------------
                                                                        222,248
                                                                  -------------
United Kingdom - 0.26%
   U.K. Treasury Inflation Index Bond
      2.50% 8/23/11                           GBP        10,000          47,834
                                                                  -------------
                                                                         47,834
                                                                  -------------
Total Sovereign Debt (cost $451,605)                                    448,916
                                                                  -------------

--------------------------------------------------------------------------------
                                          Delaware Inflation Protected Bond Fund
Statement
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                    Principal         Market
                                                     Amount-      Value (U.S.$)
--------------------------------------------------------------------------------
U.S. Treasury Obligations - 95.38%
--------------------------------------------------------------------------------
   U.S. Treasury Inflation Index Bonds
      2.00% 1/15/26                           USD     1,394,164   $   1,392,084
      2.375% 1/15/25                                  1,310,713       1,385,721
      3.375% 4/15/32                                    328,491         428,862
      3.625% 4/15/28                                    226,076         292,687
      3.875% 4/15/29                                  1,635,142       2,212,704
   U.S. Treasury Inflation Index Notes
      0.875% 4/15/10                                  1,684,948       1,615,378
      1.625% 1/15/15                                  1,521,626       1,476,454
      1.875% 7/15/13                                  1,442,054       1,434,113
      1.875% 7/15/15                                    919,616         910,887
      2.00% 1/15/14                                     705,995         707,181
    ##2.00% 7/15/14                                    807,399         809,071
      2.00% 1/15/16                                     607,451         608,186
      3.00% 7/15/12                                   1,890,772       2,013,895
      3.375% 1/15/07                                    193,366         196,176
      3.375% 1/15/12                                     27,828          30,131
      3.625% 1/15/08                                    311,975         322,723
      3.875% 1/15/09                                  1,385,962       1,466,523
      4.25% 1/15/10                                     117,478         128,166
                                                                  -------------
Total U.S. Treasury Obligations
   (cost $17,476,625)                                                17,430,942
                                                                  -------------

Total Market Value of Securities - 103.46%
   (cost $18,960,313)                                                18,906,413
Liabilities Net of Receivables and
   Other Assets - (3.46%)                                              (631,469)
                                                                  -------------
Net Assets Applicable to 1,859,075 Shares
   Outstanding - 100.00%                                          $  18,274,944
                                                                  =============

Net Asset Value - Delaware Inflation Protected Bond Fund
   Class A ($3,318,888 / 337,684 Shares)                          $        9.83
                                                                  -------------
Net Asset Value - Delaware Inflation Protected Bond Fund
   Class B ($618,716 / 62,989 Shares)                             $        9.82
                                                                  -------------
Net Asset Value - Delaware Inflation Protected Bond Fund
   Class C ($1,093,517 / 111,331 Shares)                          $        9.82
                                                                  -------------
Net Asset Value - Delaware Inflation Protected Bond Fund
   Institutional Class ($13,243,823 / 1,347,071 Shares)           $        9.83
                                                                  -------------

Components of Net Assets at January 31, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  18,501,594
Distributions in excess of net investment income                        (86,051)
Accumulated net realized loss on investments                            (96,493)
Net unrealized depreciation of investments
   and foreign currencies                                               (44,106)
                                                                  -------------
Total net assets                                                  $  18,274,944
                                                                  =============

- Principal amount shown is stated in the currency in which each security is denominated.

BRL - Brazilian Real
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
USD - U.S. Dollar

o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

##    Fully or partially pledged as collateral for financial futures contracts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
S.F. - Single Family
yr - Year

Net Asset Value and Offering Price per Share -
   Delaware Inflation Protected Bond Fund
Net asset value Class A (A)                                       $        9.83
Sales charge (4.50% of offering price) (B)                                 0.46
                                                                  -------------
Offering price                                                    $       10.29
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2006:

Foreign Currency Exchange Contracts(1)

                                 In
Contracts to                  Exchange       Settlement            Unrealized
Receive (Deliver)                For            Date             (Depreciation)
-------------------------     --------       ----------          --------------
(15,000)
   British Pounds          USD  26,379         2/23/06           $         (306)

25,000 European
   Monetary Units          USD (30,521)         2/8/06                     (136)
                                                                 --------------
                                                                 $         (442)
                                                                 ==============

Futures Contracts(2)

Contracts            Notional         Notional       Expiration      Unrealized
to Sell              Proceeds          Value            Date        Appreciation
-------------      -----------     -------------     ----------     ------------
(14)
   U.S. Treasury
   10 year Notes   $(1,527,815)    $  (1,518,125)      3/31/06      $      9,690

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)   See Note 7 in "Notes to Financial Statements."

(2)   See Note 8 in "Notes to Financial Statements."

See accompanying notes

--------------------------------------------------------------------------------
                                   Delaware Inflation Protected Bond Fund
Statement                          Six Months Ended January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

Investment Income:
   Interest                                                                                                 $     274,731
                                                                                                            -------------

Expenses:
   Management fees                                                                          $     26,459
   Distribution expenses -- Class A                                                                3,649
   Distribution expenses -- Class B                                                                3,043
   Distribution expenses -- Class C                                                                3,798
   Registration fees                                                                              32,500
   Custodian fees                                                                                  7,368
   Reports and statements to shareholders                                                          7,257
   Legal and professional fees                                                                     5,660
   Accounting and administration expenses                                                          2,371
   Dividend disbursing and transfer agent fees and expenses                                        1,419
   Pricing fees                                                                                      773
   Trustees' fees                                                                                    350
   Insurance fees                                                                                     85
   Other                                                                                           2,410           97,142
                                                                                            ------------
   Less expenses absorbed or waived                                                                               (57,492)
                                                                                                            -------------
   Total operating expenses                                                                                        39,650
                                                                                                            -------------
Net Investment Income                                                                                             235,081
                                                                                                            -------------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
   Net realized loss on:
      Investments                                                                                                 (59,505)
      Futures contracts                                                                                            (2,747)
      Foreign currencies                                                                                           (2,616)
                                                                                                            -------------
   Net realized loss                                                                                              (64,868)
   Net change in unrealized appreciation/depreciation of investments and foreign currencies                        19,612
                                                                                                            -------------
Net Realized and Unrealized Loss on Investments and Foreign Currencies                                            (45,256)
                                                                                                            -------------

Net Increase in Net Assets Resulting from Operations                                                        $     189,825
                                                                                                            =============

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware Inflation Protected Bond Fund
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                                                  Six Months        12/1/04*
                                                                                                     Ended             to
                                                                                                   1/31/06          7/31/05
                                                                                                 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                        $     235,081    $     173,412
   Net realized gain (loss) on investments and foreign currencies                                     (64,868)           7,661
   Net change in unrealized appreciation/depreciation of investments and foreign currencies            19,612          (63,718)
                                                                                                -------------    -------------
   Net increase in net assets resulting from operations                                               189,825          117,355
                                                                                                -------------    -------------
Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                         (82,011)         (74,498)
      Class B                                                                                         (15,041)         (16,450)
      Class C                                                                                         (19,105)         (16,159)
      Institutional Class                                                                            (212,998)         (69,555)

   Net realized gain on investments:
      Class A                                                                                          (5,315)              --
      Class B                                                                                          (1,083)              --
      Class C                                                                                          (1,665)              --
      Institutional Class                                                                             (19,950)              --
                                                                                                -------------    -------------
                                                                                                     (357,168)        (176,662)
                                                                                                -------------    -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                                         974,068        2,724,251
      Class B                                                                                         124,304          532,676
      Class C                                                                                         557,033          518,348
      Institutional Class                                                                          11,183,230        2,000,010

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                          80,939           73,624
      Class B                                                                                          16,124           16,450
      Class C                                                                                          20,024           16,159
      Institutional Class                                                                             232,709           69,555
                                                                                                -------------    -------------
                                                                                                   13,188,431        5,951,073
                                                                                                -------------    -------------
   Cost of shares repurchased:
      Class A                                                                                        (372,287)         (89,902)
      Class B                                                                                         (59,201)              --
      Class C                                                                                          (5,849)              --
      Institutional Class                                                                            (110,671)              --
                                                                                                -------------    -------------
                                                                                                     (548,008)         (89,902)
                                                                                                -------------    -------------
Increase in net assets derived from capital share transactions                                     12,640,423        5,861,171
                                                                                                -------------    -------------
Net Increase in Net Assets                                                                         12,473,080        5,801,864

Net Assets:
   Beginning of period                                                                              5,801,864               --
                                                                                                -------------    -------------
   End of period (including distributions in excess of net investment income of $(86,051) and
      undistributed net investment income of $449, respectively)                                $  18,274,944    $   5,801,864
                                                                                                =============    =============

*     Date of commencement of operations.

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Inflation Protected Bond Fund
                                                                         Class A                    Class B
-------------------------------------------------------------------------------------------------------------------
                                                                 Six Months                 Six Months
                                                                   Ended      12/1/04(1)      Ended      12/1/04(1)
                                                                 1/31/06(4)      to         1/31/06(4)       to
                                                                (Unaudited)    7/31/05     (Unaudited)    7/31/05
Net asset value, beginning of period                              $ 9.920      $ 10.000      $ 9.920      $ 10.000

Income (loss) from investment operations:
Net investment income(2)                                            0.195         0.332        0.158         0.313
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                               0.009        (0.075)       0.003        (0.074)
                                                                  -------      --------      -------      --------
Total from investment operations                                    0.204         0.257        0.161         0.239
                                                                  -------      --------      -------      --------

Less dividends and distributions from:
Net investment income                                              (0.277)       (0.337)      (0.244)       (0.319)
Net realized gain on investments                                   (0.017)           --       (0.017)           --
                                                                  -------      --------      -------      --------
Total dividends and distributions                                  (0.294)       (0.337)      (0.261)       (0.319)
                                                                  -------      --------      -------      --------

Net asset value, end of period                                    $ 9.830      $  9.920      $ 9.820      $  9.920
                                                                  =======      ========      =======      ========

Total return(3)                                                      2.08%         2.55%        1.63%         2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $ 3,319      $  2,676      $   619      $    544
Ratio of expenses to average net assets                              0.75%         0.61%        1.50%         0.88%
Ratio of expenses to average net assets prior to expense
   limitation and expense paid indirectly                            1.72%         3.51%        2.47%         4.25%
Ratio of net investment income to average net assets                 3.92%         4.95%        3.17%         4.68%
Ratio of net investment income to average net assets prior to
   expense limitation and expense paid indirectly                    2.95%         2.05%        2.20%         1.31%
Portfolio turnover                                                    494%          360%         494%          360%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Inflation Protected Bond Fund
                                                                         Class C              Institutional Class
-------------------------------------------------------------------------------------------------------------------
                                                                 Six Months                 Six Months
                                                                   Ended      12/1/04(1)      Ended      12/1/04(1)
                                                                 1/31/06(4)      to         1/31/06(4)       to
                                                                (Unaudited)     7/31/05    (Unaudited)     7/31/05
Net asset value, beginning of period                              $ 9.920      $ 10.000      $ 9.920      $ 10.000

Income (loss) from investment operations:
Net investment income(2)                                            0.158         0.314        0.208         0.339
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                           0.003        (0.075)       0.005        (0.076)
                                                                  -------      --------      -------      --------
Total from investment operations                                    0.161         0.239        0.213         0.263
                                                                  -------      --------      -------      --------

Less dividends and distributions from:
Net investment income                                              (0.244)       (0.319)      (0.286)       (0.343)
Net realized gain on investments                                   (0.017)           --       (0.017)           --
                                                                  -------      --------      -------      --------
Total dividends and distributions                                  (0.261)       (0.319)      (0.303)       (0.343)
                                                                  -------      --------      -------      --------

Net asset value, end of period                                    $ 9.820      $  9.920      $ 9.830      $  9.920
                                                                  =======      ========      =======      ========

Total return(3)                                                      1.64%         2.37%        2.17%         2.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $ 1,093      $    530      $13,244      $  2,052
Ratio of expenses to average net assets                              1.50%         0.87%        0.50%         0.50%
Ratio of expenses to average net assets prior to expense
   limitation and expense paid indirectly                            2.47%         4.25%        1.47%         3.26%
Ratio of net investment income to average net assets                 3.17%         4.69%        4.17%         5.07%
Ratio of net investment income to average net assets prior to
   expense limitation and expense paid indirectly                    2.20%         1.31%        3.20%         2.31%
Portfolio turnover                                                    494%          360%         494%          360%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware Inflation Protected Bond Fund
Notes                                     January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Delaware Group Government Fund (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware American Government Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) are valued at the mean between the bid and ask prices of the contracts and are market-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2006.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.50% of average daily net assets of the Fund through November 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Prior to May 1, 2005, DDLP elected voluntarily to waive the distribution and service fees of Class A, Class B and Class C shares. Institutional Class shares pay no distribution and service expenses.

--------------------------------------------------------------------------------
                                          Delaware Inflation Protected Bond Fund
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At January 31, 2006, the Fund had receivables due from or liabilities payable to affiliates as follows:

      Reimbursement receivable from DMC                                 $ 5,847
      Dividend disbursing, transfer agent, accounting
         and administration fees and other expenses
         payable to DSC                                                  (2,390)
      Other expenses payable to DMC and affiliates*                        (400)
      Distribution fee payable to DDLP                                   (4,046)

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended January 31, 2006, the Fund was charged $458 for internal legal services provided by DMC.

For the six months ended January 31, 2006, DDLP earned $1,925 for commissions on sales of the Fund's Class A shares. For the six months ended January 31, 2006, DDLP received gross contingent deferred sales charge commissions of $173 on redemption of the Fund's Class B shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. Class A and Class C shares received no gross contingent deferred sales charge commissions during the period.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3.    Investments

For the six months ended January 31, 2006, the Fund made purchases of $1,701,092 and sales of $946,608 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2006, the Fund made purchases of $40,478,959 and sales of $28,202,568 of long-term U.S. government securities. At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristic cannot be determined until fiscal year end. At January 31, 2006, the cost of investments was $19,037,200. At January 31, 2006, net unrealized depreciation was $130,787, of which $43,477 related to unrealized appreciation of investments and $174,264 related to unrealized depreciation of investments.

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2006 and year ended July 31, 2005 was as follows:

                                                 Six Months              Period
                                                   Ended                  Ended
                                                 1/31/06*                7/31/05
                                                 --------               --------
      Ordinary Income                            $357,168               $176,662

* Tax information for the six months ended January 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2006, the estimated components of net assets on a tax basis were as follows:

      Shares of beneficial interest                                $ 18,501,594
      Distributions in excess of ordinary income                        (91,256)
      Distributions in excess of long-term capital gains                 (2,182)
      Post-October currency losses                                       (2,971)
      Unrealized depreciation of investments                           (130,241)
                                                                   ------------
      Net assets                                                   $ 18,274,944
                                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of forward foreign currency contracts and tax treatment of market discount and premium on debt instruments.

Post-October currency losses represent losses realized on investments and currency transactions from November 1, 2005 through January 31, 2006 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

      Undistributed net investment income                               $ 7,574
      Accumulated net realized gain (loss)                               (7,574)

5.    Capital Shares

Transactions in capital shares were as follows:

                                                        Six Months     Period
                                                           Ended        Ended
                                                          1/31/06     7/31/05*
Shares sold:
   Class A                                                  97,449      271,410
   Class B                                                  12,520       53,238
   Class C                                                  56,451       51,846
   Institutional Class                                   1,127,796      200,001

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                                   8,201        7,282
   Class B                                                   1,634        1,626
   Class C                                                   2,032        1,597
   Institutional Class                                      23,684        6,879
                                                        ----------   ----------
                                                         1,329,767      593,879
                                                        ----------   ----------

Shares repurchased:
   Class A                                                 (37,730)      (8,928)
   Class B                                                  (6,029)          --
   Class C                                                    (595)          --
   Institutional Class                                     (11,289)          --
                                                        ----------   ----------
                                                           (55,643)      (8,928)
                                                        ----------   ----------
Net increase                                             1,274,124      584,951
                                                        ==========   ==========

*     Commenced operations on December 1, 2004

--------------------------------------------------------------------------------
                                          Delaware Inflation Protected Bond Fund
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

6.    Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2006, or at any time during the period.

7.    Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.    Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9.    Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its net assets in high yield, fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The Fund also invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

10.   Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management
Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial Institutions Representatives Only 800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(256)                                                         Printed in the USA
SA-556 [1/06] CGI 3/06                                  SEMI-0602 INFLAT PO10831

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Government Fund


JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 5, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 5, 2006


MICHAEL P. BISHOF
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 5, 2006